Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities [Text Block]

29Fair value of financial assets and liabilities

The estimated fair value of financial instruments has been determined by the company using available market information and appropriate valuation methods. The estimates presented are not necessarily indicative of the amounts that will ultimately be realized by the company upon maturity or disposal. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts.

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Fair value information for financial assets and financial liabilities not carried at fair value is not included if the carrying amount is a reasonable approximation of fair value. As reflected in the following table, equity instruments carried at FVTOCI were designated as such upon the adoption of IFRS 9 and upon initial measurement of new equity instruments. Remaining financial assets are mandatorily classified as FVTPL or FVTOCI.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2020

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Debt instruments	207	207			207
Equity instruments	5	5	5
Other financial assets	36	36		30	5
Financial assets carried at FVTPL	248	248	5	30	212
Debt instruments	27	27		27
Equity instruments	119	119	12		107
Current financial assets	-	-
Receivables - current	91	91			91
Financial assets carried at FVTOCI	237	237	12	27	198
Derivative financial instruments	111	111		111
Financial assets carried at fair value	596	596	17	168	411

Carried at (amortized) cost:
Cash and cash equivalents	3,226
Loans and receivables:
Current loans receivables	-
Other non-current loans and receivables	37
Receivables - current	4,065
Receivables - non-current	230
Financial assets carried at (amortized) cost	7,558
Total financial assets	8,154

Financial liabilities
Carried at fair value:
Contingent consideration	(318)	(318)			(318)
Financial liabilities carried at FVTP&L	(318)	(318)			(318)
Derivative financial instruments	(163)	(163)		(163)
Financial liabilities carried at fair value	(481)	(481)		(163)	(318)

Carried at (amortized) cost:
Accounts payable	(2,119)
Interest accrual	(52)
Debt (Corporate bonds and leases)	(5,655)	(6,431)	(5,216)	(1,216)
Debt (excluding corporate bonds and leases)	(1,279)
Financial liabilities carried at (amortized) cost	(9,104)
Total financial liabilities	(9,585)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2019

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Debt instruments	92	92			92
Equity instruments	7	7	7
Other financial assets	37	37		31	6
Financial assets carried at FVTPL	136	136	7	31	98
Debt instruments	28	28		27	-
Equity instruments	45	45	8		37
Current financial assets	-	-
Receivables - current	77	77			77
Financial assets carried at FVTOCI	150	150	8	27	114
Derivative financial instruments	39	39		39
Financial assets carried at fair value	324	324	15	97	212

Carried at (amortized) cost:
Cash and cash equivalents	1,425
Loans and receivables:
Current loans receivables	1
Other non-current loans and receivables	40
Receivables - current	4,476
Receivables - non-current	178
Financial assets carried at (amortized) cost	6,121
Total financial assets	6,445

Financial liabilities
Carried at fair value:
Contingent consideration	(354)	(354)			(354)
Financial liabilities carried at FVTP&L	(354)	(354)			(354)
Derivative financial instruments	(191)	(191)		(191)
Financial liabilities carried at fair value	(544)	(544)		(191)	(354)

Carried at (amortized) cost:
Accounts payable	(2,089)
Interest accrual	(38)
Debt (Corporate bonds and finance leases)	(4,943)	(5,500)	(4,119)	(1,381)
Debt (excluding corporate bonds and finance leases)	(504)
Financial liabilities carried at (amortized) cost	(7,574)
Total financial liabilities	(8,118)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

The fair value of Philips’ debt is estimated on the basis of the quoted market prices for certain issuances, or on the basis of discounted cash flow analysis based upon market rates plus Philips’ spread for the particular tenors of the borrowing arrangement. Accrued interest is not included within the carrying amount or estimated fair value of debt.

Specific valuation techniques used to value financial instruments include:

Level 1

Instruments included in level 1 are comprised primarily of listed equity investments classified as financial assets carried at fair value through profit or loss or carried at fair value through other comprehensive income. The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 2

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives or convertible bond instruments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are based on observable market data, the instrument is included in level 2. The fair value of derivatives is calculated as the present value of the estimated future cash flows based on observable interest yield curves, basis spread and foreign exchange rates. The valuation of convertible bond instruments uses observable market quoted data for the options and present value calculations using observable yield curves for the fair value of the bonds.

Level 3

If one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, the instrument is included in level 3.

Philips recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

As part of the EPD acquisition Philips may be required to pay additional consideration to former shareholders if specified future events occur or conditions are met, such as the achievement of certain regulatory milestones or the achievement of certain commercial milestones. The fair value of this contingent consideration provision was determined using a probability-weighted and a risk-adjusted approach to estimate the achievement of future regulatory and commercial milestones, respectively. The discount rates used in the risk-adjusted approach are ranging from 7 to 9 percent and reflect the inherent risk related to achieving the commercial milestones. Both regulatory and commercial milestones are discounted for the time value of money at risk-free rates. The fair value measurement is based on management’s estimates and assumptions and hence classified as Level 3 in the fair value hierarchy. For further information on this and other contingent consideration provisions (refer to Provisions)

A sensitivity analysis of the EPD contingent consideration provision at December 31, 2020 shows that if the probabilities of success for regulatory milestones are increased by 10 percentage points, with all other variables (including foreign exchange rates) held constant, the fair value of the provision would increase by approximately 9%. Similarly, a decrease in the probabilities of success for regulatory milestones by 10 percentage points would reduce the fair value by approximately 10%. If the discount rates for commercial milestones were to increase instantaneously by 100 basis points from the assumption at December 31, 2020, with all other variables (including foreign exchange rates) held constant, the fair value of the provision would decrease by approximately 3%, while a decrease in the discount rates of 100 basis points would increase the fair value by approximately 4%.

As a result of the uncertainty associated with the nature of the COVID-19 pandemic, the company includes various scenarios in the business forecasting process and the most reasonable and supportable assumptions that represent management’s best estimate is used as basis for the fair values calculation of contingent considerations. While determining assumptions on COVID-19 recovery, management considered external factors including COVID-19 spread by country, specific dynamics, other macroeconomic conditions as well as Philips specific assumptions, including expected customer capex spend and business market growth. Philips considered multiple scenarios for each business that included high, mid and low COVID recovery scenarios. The high recovery scenario suggests a more rapid recovery, while the low scenario suggests a more prolonged recovery over several years. The mid scenario suggests short-term COVID-19 impacts with expected market recovery earlier than the low scenario. For the determination of the fair value of contingent considerations Philips generally utilized the high recovery scenario. A reasonably prolonged recovery would not materially affect the fair value of the contingent consideration liability. Refer to COVID-19 for further detail on COVID-19 considerations.

The table below shows the reconciliation from the beginning balance to the end balance for Level 3 fair value measurements.

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance at January 1, 2020	212	354
Acquisitions		70
Purchase	127
Sales	(60)
Utilizations		(15)
Recognized in profit and loss:
other business income		(93)
financial income and expenses1)	129	6
Recognized in other comprehensive income2)	(8)	(6)
Receivables held to collect and sell	11
Balance at December 31, 2020	411	318
1)Refer to Financial income and expenses for details. 2)Includes translation differences

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance at January 1, 2019	255	409
Acquisitions		6
Purchase	54
Sales	(24)
Utilizations		(44)
Recognized in profit and loss:
other business income		(35)
financial income and expenses	2	14
Recognized in other comprehensive income1)	(120)	4
Receivables held to collect and sell	46
Balance at December 31, 2019	212	354
1)Includes translation differences

The section below elaborates on transactions in derivatives. Transactions in derivatives are subject to master netting and set-off agreements. In the case of certain termination events, under the terms of the master agreement, Philips can terminate the outstanding transactions and aggregate their positive and negative values to arrive at a single net termination sum (or close-out amount). This contractual right is subject to the following:

  The right may be limited by local law if the counterparty is subject to bankruptcy proceedings;
  The right applies on a bilateral basis.

Philips Group

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2019	2020
Derivatives
Gross amounts of recognized financial assets	39	111
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	39	111

Related amounts not offset in the balance sheet
Financial instruments	(33)	(55)
Cash collateral received
Net amount	6	57

Philips Group

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2019	2020
Derivatives
Gross amounts of recognized financial liabilities	(191)	(163)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(191)	(163)

Related amounts not offset in the balance sheet
Financial instruments	33	55
Cash collateral received
Net amount	(158)	(109)